Long-Term Debt	6 Months Ended
Jun. 30, 2021
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt [text block]
Long-term debt
in € m.	Jun 30, 2021	Dec 31, 2020
Senior debt:
Bonds and notes
Fixed rate	67,011	67,496
Floating rate	21,275	25,895
Other	52,112	48,103
Subordinated debt:
Bonds and notes
Fixed rate	7,102	6,049
Floating rate	1,346	1,303
Other	293	316
Total long-term debt	149,139	149,163